Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Tax Status
Note 5 Tax Status
The Plan obtained its latest determination letter on February 25, 2015 in which the Internal Revenue Service stated that the Plan, as designed, complied with the applicable requirements of the IRC, and the related trust was exempt from taxation. The Plan has been amended since the receipt of the determination letter. The Plan Administrator believes that the Plan is designed and being operated in material compliance with the applicable requirements of the IRC. Therefore, the Plan Administrator believes that the Plan was qualified and the related trust was tax-exempt as of December 31, 2025.
Management evaluated the Plan’s tax positions and the Plan took no uncertain tax positions that require adjustment to the financial statements. Therefore, no provision or liability for income taxes has been included in the financial statements as of December 31, 2025 or 2024. The Plan is subject to audits by taxing jurisdictions; however, for tax periods in progress, there have been no such audits.